Schedule of Investments (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	Mar. 31, 2011	Dec. 31, 2010
United States Treasury Bills, Fair Value	$ 1,972,626,706	$ 1,687,824,740
United States Treasury Bills 0.15% - 0.17% due 4/14/11 [Member]
United States Treasury Bills, Fair Value	264,984,589
United States Treasury Bills, Face Amount	265,000,000
United States Treasury Bills 0.15% - 0.19% due 5/05/11 [Member]
United States Treasury Bills, Fair Value	249,962,605
United States Treasury Bills, Face Amount	250,000,000
United States Treasury Bills 0.15% - 0.19% due 6/02/11 [Member]
United States Treasury Bills, Fair Value	206,519,846
United States Treasury Bills, Face Amount	206,584,000
United States Treasury Bills 0.08% - 0.18% due 7/07/11 [Member]
United States Treasury Bills, Fair Value	351,684,857
United States Treasury Bills, Face Amount	351,822,000
United States Treasury Bills 0.15% - 0.17% due 8/04/11 [Member]
United States Treasury Bills, Fair Value	384,782,031
United States Treasury Bills, Face Amount	385,000,000
United States Treasury Bills 0.13% - 0.14% due 9/08/11 [Member]
United States Treasury Bills, Fair Value	514,692,778
United States Treasury Bills, Face Amount	515,000,000
United States Treasury Bills - 0.07% - 0.15% due 1/06/11 [Member]
United States Treasury Bills, Fair Value		211,818,045
United States Treasury Bills, Face Amount		211,822,000
United States Treasury Bills - 0.13% due 2/03/11 [Member]
United States Treasury Bills, Fair Value		334,960,262
United States Treasury Bills, Face Amount		335,000,000
United States Treasury Bills - 0.14% due 3/10/11 [Member]
United States Treasury Bills, Fair Value		404,896,725
United States Treasury Bills, Face Amount		405,000,000
United States Treasury Bills - 0.17% due 4/14/11 [Member]
United States Treasury Bills, Fair Value		279,867,817
United States Treasury Bills, Face Amount		280,000,000
United States Treasury Bills - 0.15% - 0.19% due 5/05/11 [Member]
United States Treasury Bills, Fair Value		249,863,617
United States Treasury Bills, Face Amount		250,000,000
United States Treasury Bills - 0.19% due 6/02/11 [Member]
United States Treasury Bills, Fair Value		206,418,274
United States Treasury Bills, Face Amount		$ 206,584,000